TRADE AND OTHER PAYABLES - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other current payables [abstract]
Trade payables	$ 46,760	$ 46,560
Other payables	11,424	10,660
Trade and other payables	$ 58,184	$ 57,220